Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

2.	SIGNIFICANT ACCOUNTING POLICIES

The accounting policies applied are consistent with those of the audited consolidated financial statements for the years ended 31 December 2018 and 2017, as described in those audited consolidated financial statements, except for the adoption of new and amended International Financial Reporting Standards ("IFRS") effective for the year ended 31 December 2019 which are relevant to the preparation of the unaudited interim condensed consolidated financial statements.

The financial statements were approved by the board of directors and authorized for issuance on 19 March 2020.

2.1	Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard ("IAS") 34, "Interim Financial Reporting". These statements should be read in conjunction with the audited consolidated financial statements for the years ended 31 December 2018 and 2017, which have been prepared in accordance with IFRS. The unaudited interim condensed consolidated financial statements have been prepared on a historical cost basis. In the opinion of management, all adjustments necessary for a fair presentation have been included in the accompanying unaudited condensed consolidated financial statements and consist of only normal recurring adjustments, except as disclosed herein. The results of operations for the six months ended June 30, 2019 are not necessarily indicative of the results that may be expected for the full year ended December 31, 2019.

All amounts are presented in United States dollars ("US $" or "USD") and have been rounded to the nearest US $.

2.2	Basis of consolidation

Pursuant to the reorganization, Guardforce became the holding company of the companies, which were under the common control of the controlling shareholder before and after the reorganization. Accordingly, the Company's financial statements have been prepared on a consolidated basis by applying the predecessor value method as if the reorganization had been completed at the beginning of the earliest reporting period.

The consolidated statements of profit or loss and other comprehensive income, statements of changes in shareholders' equity and statements of cash flows of the Company for the relevant periods include the results and cash flows of all companies now comprising the Company from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the control of the controlling shareholder, whichever is shorter.

The unaudited interim condensed consolidated statements of financial position of the Company as at 30 June 2019 have been prepared to present the assets and liabilities of the subsidiaries using the existing book values from the controlling shareholder's perspective. No adjustments are made to reflect fair values, or to recognize any new assets or liabilities as a result of the reorganization.

Equity interests in subsidiaries held by parties other than the controlling shareholders are presented as non-controlling interests in shareholder equity.

All intra-group and inter-company transactions and balances have been eliminated on consolidation.

2.3	Business combinations under common control

IFRS 3 (2008) Business combination does not include specific measurement guidance for transfers of businesses or subsidiaries between entities under common control. Accordingly, the Company has accounted for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies. The Company recorded assets and liabilities recognized as a result of transactions between entities under common control at the carrying value on the transferor's financial statements, and to have the Consolidated Statements of Financial Position, Consolidated Statements of Profits or Loss, Consolidated Statements of Comprehensive Income and Statements of Cash Flows reflect the results of combining entities for all periods presented for which the entities were under the transferor's common control, irrespective of when the combination takes place.

2.4	Non-controlling interest

The non-controlling interest represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated statements of financial position, profit or loss and other comprehensive income attributed to controlling and non-controlling interests.

2.5	Foreign currency translation

The reporting currency of the Company is the U.S. dollar ("US $" or "USD"). The functional currency of Guardforce, AI Holdings, AI Robots, Horizon Dragon, Southern Ambition, is the USD. The functional currency of AI Hong Kong is the Hong Kong dollar. The functional currency of AI Thailand and GF Cash (CIT) are the Thai Baht ("Baht" or "THB").

For the subsidiaries whose functional currency is the Baht and Hong Kong dollar, profit or loss and cash flows are translated at the average exchange rates during the reporting periods, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the statements of financial position. Translation adjustments resulting from the process of translating the local currency financial statements into USD are included in comprehensive income. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the statement of financial position's date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in profit or loss as incurred.

The currency exchange rates that impact our business are shown in the following table:

	Period End Rate		Average Rate
	30 June	31 December	For the Six Months Ended 30 June
	2019	2018	2019	2018
Thai Baht	0.0325	0.0307	0.0318	0.0314
Hong Kong Dollar	0.1280	0.1280	0.1280	0.1280

2.6	Use of estimates

The preparation of consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

In preparing the unaudited interim condensed consolidated financial statements, the significant judgments made by management in applying the Company's accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended 31 December 2018.

2.7	Leases

IFRS 16 Leases

IFRS 16 has resulted in almost all leases being recognized on the statement of financial position, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases.

The Company has adopted IFRS 16 from 1 January 2019 and has not restated the comparative financial statements for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening unaudited interim condensed consolidated statement of financial position on 1 January 2019.

On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as 'operating leases' under the principles of IAS 17 "Leases". These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee's incremental borrowing rate as of 1 January 2019. The weighted average lessee's incremental borrowing rate applied to the lease liabilities on 1 January 2019 was 3.8%

As at 1 January 2019
(Unaudited)

Operating lease commitments disclosed at 31 December 2018	$7,601,122
Discounted using lessee's incremental borrowing rate as of 1 January 2019	7,271,152
Less: short-term leases recognized on a straight-line basis as expense	-
Less: low value leases recognized on a straight-line basis as expense	-
Lease liabilities recognized as at 1 January 2019	$7,271,152

As at 1 January 2019
(Unaudited)
The liability is classified as follows:
Current lease liabilities	$2,835,925
Non-current lease liabilities	4,435,227
$7,271,152

The associated right-of-use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to the lease recognized in the unaudited interim condensed consolidated statement of financial positon.

The change in accounting policy affected the following items on the unaudited interim condensed consolidated statement of financial position on 1 January 2019:

a.	Lease liabilities increased by $ 7,271,152

b.	Right-of-use assets increased by $ 7,271,152

Right-of-use assets mainly represent long-term office, equipment and vehicle rental leases entered into by the Company.

2.8	Financial risk management

2.8.1	Financial risk factors

The Company's activities expose it to a variety of financial risks: currency risk, credit risk and liquidity risk.

The unaudited interim condensed consolidated financial statements do not include all financial risk management information and disclosures required in the audited financial statements, and should be read in conjunction with the Company's audited consolidated financial statements as at 31 December 2018 and 2017.

There have been no changes in the risk management policies since the 2018 financial year end.

2.8.2	Liquidity risk

As a result of adoption of IFRS 16, the Company recognized lease liabilities of $6,121,542 as at 30 June 2019 with respect to its operating leases. The table below analyses the Company's lease liabilities into the relevant maturity grouping based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

As at 30 June 2019
(Unaudited)

Less than 1 year	$2,513,758
More than 1 year	3,607,784
$6,121,542

2.8.3	Capital risk management

The Company's objectives on managing capital are to safeguard the Company's ability to continue as a going concern and support the sustainable growth of the Company in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders' value in the long term.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. In the opinion of the directors of the Company, the Company's capital risk is low.

2.9	Revenue from contracts with customers

Effective 1 January 2018, the Company began recognizing revenue under IFRS 15, using the modified retrospective transition method. The adoption of IFRS 15 had no material impact on the Company's consolidated financial statements, and there was no adjustment to the deficit on 1 January 2018. The core principle of this new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services.

The steps of the new revenue recognition process are as follows:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize the allocated revenue as the company satisfies each performance obligation

2.10	Cost of Revenue

Cost of revenue consists primarily of internal labor cost and related benefits, and other overhead costs that are directly attributable to services provided.

2.11	Recent Accounting Pronouncements

The following new standards and amendments to standards have been issued but are not effective for the financial year beginning 1 January 2020 and have not been early adopted by the Company:

Effective for annual periods beginning on or after
IFRS 3	Definition of business	1 January 2020
Amendment to IAS 1 and IAS 8	Definition of Material	1 January 2020
Conceptual Framework for Financial Reporting 2018	Revised Conceptual Framework for Financial Reporting	1 January 2020
IFRS 17	Insurance contracts	1 January 2020
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined

The directors of the Company are in the process of assessing the financial impact of the adoption of the above new standards and amendments to standards. The directors of the Company will adopt the new standards and amendments to standards when they become effective.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies used in the preparation of these consolidated financial statements.

The financial statements were approved by the board of directors and authorized for issuance on 27 February 2020.

2.1	Basis of presentation

The consolidated financial statements of Guardforce and subsidiaries have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). All amounts are presented in United States dollars ("USD") and have been rounded to the nearest USD.

2.2	Basis of consolidation

Pursuant to the reorganization, Guardforce became the holding company of the companies, which were under the common control of the controlling shareholders before and after the reorganization. Accordingly, the Company's financial statements have been prepared on a consolidated basis by applying the predecessor value method as if the reorganization had been completed at the beginning of the earliest reporting period.

The consolidated statements of profit or loss and other comprehensive income, statements of changes in shareholders' equity and statements of cash flows of the Company for the relevant periods include the results and cash flows of all companies now comprising the Company from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the controlling shareholders, wherever the period is shorter.

The consolidated statements of financial position of the Company as at 31 December 2018 and 2017 have been prepared to present the assets and liabilities of the subsidiaries using the existing book values from the controlling shareholders' perspective. No adjustments are made to reflect fair values, or to recognize any new assets or liabilities as a result of the reorganization.

Equity interests in subsidiaries held by parties other than the controlling shareholders are presented as non-controlling interests in shareholders' equity.

All intra-group and inter-company transactions and balances have been eliminated on consolidation.

2.3	Business combinations under common control

IFRS 3 (2008) Business combination does not include specific measurement guidance for transfers of businesses or subsidiaries between entities under common control. Accordingly, the Company has accounted for such transactions taking into consideration other guidance in IFRS framework and pronouncements of other standard-setting bodies. The Company recorded assets and liabilities recognized as a result of transactions between entities under common control at the carrying value on the transferor's financial statements, and to have the Consolidated Statements of Financial Position, Consolidated Statements of Profits or Loss, Consolidated Statements of Comprehensive Income and Statements of Cash Flows reflect the results of combining entities for all periods presented for which the entities were under the transferor's common control, irrespective of when the combination takes place.

2.4	Non-controlling interest

The non-controlling interest represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated statements of financial position, profit or loss and other comprehensive income attributed to controlling and non-controlling interests.

2.5	Use of estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. Significant estimates during the years ended 31 December 2018 and 2017 include the allowance for doubtful accounts, the useful life of property and equipment, and valuation of deferred tax assets.

2.6	Foreign currency translation

The reporting currency of the Company is the U.S. dollar ("USD"). The functional currency of Guardforce, AI Holdings, AI Robots, Horizon Dragon, Southern Ambition, is the USD. The functional currency of AI Hong Kong is Hong Kong dollar. The functional currency of AI Thailand and GF Cash (CIT) are Thai Baht ("Baht" or "THB").

For the subsidiaries whose functional currency is the Baht and Hong Kong dollar, profit or loss and cash flows are translated at the average exchange rates during the reporting periods, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the statements of financial position. Translation adjustments resulting from the process of translating the local currency financial statements into USD are included in comprehensive income/loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the statement of financial position's date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in profit or loss as incurred.

The currency exchange rates that impact our business are shown in the following table:

	Period End Rate		Average Rate
	As of 31 December		For the Year Ended
	2018	2017	2018	2017
Thai Baht	0.0307	0.0306	0.0309	0.0296
Hong Kong Dollar	0.1280	0.1280	0.1280	0.1280

2.7	Financial risk management

2.7.1	Financial risk factors

The Company's activities expose it to a variety of financial risks: foreign exchange risk, interest rate risk and liquidity risk. The Company's overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company's financial performance.

(i)	Foreign exchange risk

The Company is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the THB and USD. Foreign exchange risk arises when future commercial transactions or recognized assets and liabilities are denominated in a currency that is not the respective functional currency of the Company's subsidiaries. The functional currency of the Company and majority of its overseas subsidiaries is the USD whereas the functional currency of the subsidiaries which operate in the Thailand is the THB. The Company currently does not hedge transactions undertaken in foreign currencies but manages its foreign exchange risk by performing regular reviews of the Company's net foreign exchange exposures.

If the THB had strengthened/weakened by 1.27% against the USD (the average monthly variance during the 2-year period ended 31 December 2018) with all other variables held constant, the post-tax profit would have been approximately $169,000 higher/lower and $63,000 higher/lower, for the years ended 31 December 2018 and 2017, respectively, as a result of net foreign exchange gains/losses on translation of net monetary assets denominated in the THB/USD which is not the functional currency of the respective Company's entities.

(ii)	Interest rate risk

The Company's exposure to changes in interest rates are mainly attributable to its borrowings and loans. At the reporting date, if interest rates on borrowings had been 100 basis points higher/lower with all other variables held constant, the Company's post-tax results for the year would have been approximately $43,000 and $105,000 lower/higher for the years ended 31 December 2018 and 2017, respectively, mainly as a result of higher/lower interest expense on floating rate borrowings.

(iii)	Liquidity risk

Prudent liquidity management implies maintaining sufficient cash and cash equivalents and the availability of funding through an adequate amount of committed credit facilities.

The Company's primary cash requirements are for operating expenses and purchases of fixed assets. The Company mainly finances its working capital requirements from cash generated from operation and proceeds from bank borrowings.

The Company's policy is to regularly monitor current and expected liquidity requirements to ensure it maintains sufficient cash and cash equivalents and an adequate amount of committed credit facilities to meet its liquidity requirements in the short and long term.

At the reporting date, the contractual undiscounted cash flows of the Company's current financial liabilities approximate their respective carrying amounts due to their short maturities.

The table below analyses the Company's non-derivative financial liabilities into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows, including interest if applicable.

Year ended 31 December 2018	Within 1 year	1 to 5 years	>5 years	Total

Trade and other payables	$3,887,915	$-	$-	$3,887,915
Borrowings from financial institutions	1,068,299	481,529	-	1,549,828
Borrowings from third party	13,730,531	-	-	13,730,531
Other current liabilities	1,630,077	-	-	1,630,077
Finance lease liabilities	1,102,209	2,205,045	-	3,307,254
Provision for employee benefits	554,241	1,618,757	39,761,537	41,934,535
	$21,973,272	$4,305,331	$39,761,537	$66,040,140

Year ended 31 December 2017	Within 1 year	1 to 5 years	>5 years	Total

Trade and other payables	$1,940,690	$-	$-	$1,940,690
Borrowings from financial institutions	720,050	683,506	-	1,403,556
Borrowing from related party	12,386,433	-	-	12,386,433
Other current liabilities	1,325,250	-	-	1,325,250
Finance lease liabilities	1,491,097	1,860,108		3,351,205
Provision for employee benefits	142,183	1,279,112	40,623,295	42,044,590
	$18,005,703	$3,822,726	$40,623,295	$62,451,724

2.7.2	Capital risk management

The Company's objectives on managing capital are to safeguard the Company's ability to continue as a going concern and support the sustainable growth of the Company in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders' value in the long term.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, return of capital to shareholders, issue new shares or sell assets to reduce debt.

In the opinion of the directors of the Company, the Company's capital risk is low.

2.8	Fair value measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: the (1) market approach, (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Company mainly consist of cash and cash equivalents, restricted cash, trade and other receivables, amounts due from related parties, and other current assets, trade payables, amounts due to related parties, accruals and other liabilities. As of 31 December 2018 and 2017, except for short term investments, the carrying values of cash and cash equivalents, restricted cash, trade receivables, amounts due from related parties, prepayments and other current assets, trade payables, amounts due to related parties, accruals and other liabilities approximate to their fair values due to the short-term maturity of these instruments.

2.9	Cash and cash equivalents

Cash and cash equivalents include highly liquid investments with original maturities of three months or less.

2.10	Accounts receivable and other receivables, net

Accounts and other receivables are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in the Company's existing accounts and other receivables and due from related parties. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

2.11	Loan to related parties

The Company recognizes the contractual right to receive money on demand or on fixed or determinable dates as loans receivable. For those that the contractual maturity date is less than one year, the Company records as short-term loans receivable.

The Company recognizes interest income on an accrual basis using the straight-line method over the fixed or determinable dates.

2.12	Fixed assets

Fixed assets are stated at cost less accumulated depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized.

Depreciation is calculated using the straight-line method over the following estimated useful lives.

Estimated
useful life
Leasehold improvements	Lesser of useful life or remaining lease term
Tools and equipment	5 years
Furniture, fixtures and office equipment	5 years
Vehicles	5,10 years

2.13	Construction in progress

Construction in progress is stated at cost less impairment losses, if any. Cost comprises direct costs of construction as well as interest expense and exchange differences capitalized during the periods of construction and installation. Capitalization of these costs ceases and the construction in progress is transferred to property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. No depreciation is provided for in respect of construction in progress until it is completed and ready for its intended use.

2.14	Assets acquired under finance leases

Where the Company acquires the use of assets under finance leases, the amounts representing the fair value of the leased asset, or, if lower, the present value of the minimum lease payments of such assets is included in property, plant and equipment and the corresponding liabilities, net of finance charges, are recorded as obligations under finance leases. Depreciation is provided for at rates, which write off the cost of the assets over the term of the relevant lease or, where it is likely the Company will obtain ownership of the asset, the useful life of the asset. Impairment losses are accounted for in accordance with the accounting policy. Finance charges implicit in the lease payments are charged to profit or loss over the period of the leases so as to produce an approximately constant periodic rate of charge on the remaining balance of the obligations for each accounting period. Contingent rentals are charged to profit or loss in the accounting period in which they are incurred.

2.15	Intangible assets, net

Intangible assets represent computer software. The intangible assets are recorded at historic acquisition costs, and amortized on a straight-line basis over their estimated useful lives.

Costs associated with maintaining computer software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Company will be recognized as intangible assets when the criteria of intangible assets are met.

Intangible assets are not amortized where their useful lives are assessed to be indefinite. The useful life of an intangible asset that is not being amortized is reviewed annually to determine whether events and circumstances continue to support the indefinite useful life assessment for that asset. Otherwise, the change in useful life assessment from indefinite to finite is accounted for prospectively from the date of change and in accordance with the policy for amortization of intangible assets with finite lives as set out above.

2.16	Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

2.17	Trade and other payables

Trade and other payables are recognized at fair value.

2.18	Interest-bearing borrowings

Interest-bearing borrowings are recognized initially at fair value less attributable transaction costs. Subsequent to initial recognition, interest-bearing borrowings are stated at amortized cost with any difference between the amount initially recognized and redemption value being recognized in profit or loss over the period of the borrowings, together with any interest and fees payable, using the effective interest method.

2.19	Revenue from contracts with customers

Effective 1 January 2018, the Company began recognizing revenue under IFRS 15, using the modified retrospective transition method. The adoption of IFRS 15 had no material impact on the Company's consolidated financial statements, and there was no adjustment to the deficit on 1 January 2018. The core principle of this new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services.

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

Revenue from the provision of services, which includes cash in-transit-dedicated vehicles, cash in-transit--non dedicated vehicles, ATM management and other services are recognized at a point in time when the services have been rendered to customers. Revenue from provision of cash in- transit -non dedicated and vehicles and ATM management is recognized at a point in time upon provision of such services for which the service period is usually per trip. Interest income is recognized using the effective interest method.

The Company will only apply the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods it transfers to the customer. The Company does not offer promotional payments, customer coupons, rebates or other cash redemption offers to its customers.

2.20	Cost of Revenue

Cost of revenue consists primarily of internal labor cost and related benefits, and other overhead costs that are directly attributable to services provided.

2.21	Income tax

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of profit or loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The Company offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

2.22	Provisions

Provisions are recognized for liabilities of uncertain timing or amount when the Company has a legal or constructive obligation arising as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and the amount can be estimated reliably. Where the time value of money is material, provisions are stated at the present value of the expenditures expected to settle the obligation.

Where it is probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

2.23	Employee benefits

The Company provides for retirement benefits payable for the employees of the subsidiaries in Thailand under the Thai Labor Law depending on the salary and years of service of the respective employees. The obligation is calculated by an independent actuary using the projected unit credit method. The present value of the obligation is determined by discounting with the interest rates of government bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related liabilities. The sensitivity analysis is determined by i) discount rate; ii) salary increase rate; iii) turnover rate; and iv) life expectancy.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to the statement of profit or loss in the period in which they arise.

2.24	Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of profit or loss and comprehensive income (loss) on a straight-line basis over the lease period.

2.25	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

2.26	Earnings per share ("EPS")

Basic EPS is calculated by dividing the net income (loss) available to common shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards and convertible debt instruments, unless their inclusion in the calculation is anti-dilutive.

2.27	Recent Accounting Pronouncements

The Company has applied IFRS 15, and IFRS 9 since 1 January 2018. Several other amendments and interpretations apply for the first time in 2018, but do not have an impact on the consolidated financial statements of the Company. The Company has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

IFRS 15 Revenue from Contracts with Customers supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related Interpretations and it applies, with limited exceptions, to all revenue arising from contracts with customers. IFRS 15 establishes a five-step model to account for revenue arising from contracts with customers and requires that revenue be recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring services or goods to a customer. IFRS 15 requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract. In addition, the standard requires extensive disclosures. The new standard and amendments were adopted as of 1 January 2018 and did not have a significant effect on the consolidated financial information of the Company.

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after January 1, 2018, bringing together all three aspects of the accounting for financial instruments: classification and measurement; impairment: and hedge accounting. The new standard and amendments were adopted as of 1 January 2018 and did not have a significant effect on the consolidated financial information of the Company.